ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Cash Flows) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,241)	$ (12,680)	$ (7,583)
Share-based compensation	3,502	4,614	7,971
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(3,147)	(3,705)	4,540
Accounts payable	8,269	18,734	5,534
Amount due from subsidiaries	(1,148)	169	(302)
Net cash provided by operating activities	20,230	17,932	10,626
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance payment / payment for contingent consideration in connection with a business combination		(2,966)	(2,415)
Net cash used in investing activities	(57,006)	(5,192)	(30,368)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase		(7,373)
Treasury stock	(3,421)	(3,775)
Proceed from exercises of stock options	161	229	1,163
Net cash (used in) provided by financing activities	(3,260)	(10,919)	72
Net decrease in cash	(39,100)	6,229	(19,670)
Cash, at beginning of year	112,734	106,505	123,754
Cash, at end of year	73,634	112,734	106,505
AirMedia Group Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(32,728)	(9,596)	(4,917)
Investment (loss)/income in subsidiaries	28,587	4,795	(3,354)
Share-based compensation	3,502	4,614	7,971
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(597)	16	27
Accounts payable	(40)	36	4
Other current liabilities	(421)	(697)	767
Amount due to subsidiaries	265	25	53
Amount due from subsidiaries	2,497	482	(541)
Net cash provided by operating activities	1,065	(325)	10
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of subsidiaries			(12,178)
Advance payment / payment for contingent consideration in connection with a business combination		(2,966)	(2,415)
Net cash used in investing activities		(2,966)	(14,593)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase		(7,373)
Treasury stock	(3,421)	(3,775)
Proceed from exercises of stock options	161	229	1,163
Net cash (used in) provided by financing activities	(3,260)	(10,919)	1,163
Net decrease in cash	(2,195)	(14,210)	(13,420)
Cash, at beginning of year	2,391	16,601	30,021
Cash, at end of year	$ 196	$ 2,391	$ 16,601